Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Operating Information by Segment

For the year ended December 31, 2013
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	103,519	—	103,519
Advertising services	36,623	—	36,623
Enterprise mobility	—	14,174	14,174
Other services	3,559	—	3,559
Product revenues
Enterprise mobility	—	38,827	38,827
Total Net Revenues	143,701	53,001	196,702
Cost of revenues	(41,430)	(39,498)	(80,928)
Gross profit	102,271	13,503	115,774
Operating expenses
Sales and marketing expenses	(23,143)	(2,667)	(25,810)
General and administrative expenses	(74,966)	(2,060)	(77,026)
Research and development expenses	(15,063)	(2,374)	(17,437)
Total operating expenses	(113,172)	(7,101)	(120,273)
(Loss)/income from operations	(10,901)	6,402	(4,499)
Interest income	393	18	411
Realized gain on available-for-sale investments	5	—	5
Foreign currency exchange gain	1,784	—	1,784
Other income/(expense), net	2,073	10	2,083
(Loss)/income before income taxes	(6,646)	6,430	(216)
Income tax expense	(555)	(562)	(1,117)
Net (loss)/income	(7,201)	5,868	(1,333)

For the year ended December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service Revenue
Mobile value added services	68,335	—	68,335
Advertising services	8,889	—	8,889
Enterprise mobility		3,249	3,249
Other services	1,992	—	1,992
Product Revenue
Enterprise mobility	—	9,303	9,303
Total Net Revenues	79,216	12,552	91,768
Cost of revenues	(16,352)	(9,387)	(25,739)
Gross profit	62,864	3,165	66,029
Operating expenses:
Sales and marketing	(16,917)	(479)	(17,396)
General and administrative	(35,977)	(799)	(36,776)
Research and development	(8,995)	(590)	(9,585)
Total operating expenses	(61,889)	(1,868)	(63,757)
Income from operations	975	1,297	2,272
Interest income/(expense)	3,207	(14)	3,193
Foreign currency exchange gain	67	—	67
Gain on change of interest in an associate	943	—	943
Other income/(expense), net	3,374	(10)	3,364
Income before income taxes	8,566	1,273	9,839
Income tax expense	(331)	(89)	(420)
Share of profit from an associate	543	—	543
Net income	8,778	1,184	9,962

For the year ended December 31, 2011
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Mobile value added services	36,202	—	36,202
Advertising services	4,306	—	4,306
Other services	163	—	163
Total Net Revenues	40,671	—	40,671
Cost of revenues	(8,057)	—	(8,057)
Gross profit	32,614	—	32,614
Operating expenses
Sales and marketing expenses	(7,955)	—	(7,955)
General and administrative expenses	(14,024)	—	(14,024)
Research and development expenses	(5,095)	—	(5,095)
Total operating expenses	(27,074)	—	(27,074)
Income from operations	5,540	—	5,540
Interest income	1,342	—	1,342
Realized gain on available-for-sale investments	29	—	29
Foreign currency exchange gain	3,011	—	3,011
Other income/(expense), net	306	—	306
(Loss)/income before income taxes	10,228	—	10,228
Income tax expense	(97)	—	(97)
Share of (loss)/profit from an associate	119	—	119
Net (loss)/income	10,250	—	10,250

Assets Information by Segment

As of December 31, 2013
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	177,492	2,226	179,718
Term deposit	103,331	—	103,331
Accounts receivable, net	71,449	10,409	81,908
Fixed assets, net	2,604	1,011	3,615
Intangible assets, net	12,364	6,169	18,533
Goodwill	62,491	13,529	76,020
Total assets	579,798	29,564	609,362

As of December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	17,590	1,272	18,862
Term deposit	101,503	—	101,503
Accounts receivable, net	46,380	8,095	54,475
Fixed assets, net	2,325	109	2,434
Intangible assets, net	8,543	4,670	13,213
Goodwill	15,858	2,100	17,958
Total assets	229,088	18,630	247,718

As of December 31, 2011
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	69,510	—	69,510
Term deposit	58,563	—	58,563
Accounts receivable, net	21,379	—	21,379
Fixed assets, net	1,078	—	1,078
Intangible assets, net	1,590	—	1,590
Total assets	160,482	—	160,482

Revenues by Geographic Area

	For the years ended December 31,
	2011	2012	2013
	US$	US$	US$
Revenues:
PRC*	23,017	55,241	143,195

Overseas*	17,654	36,527	53,507

*	Revenue are attributed to the countries in which the invoices are issued

Long-lived Assets by Geographic Area

	For the years ended December 31,
	2011	2012	2013
	US$	US$	US$
Long-lived assets
PRC	2,418	36,252	159,045
Overseas	1,806	11,610	33,025